Share-Based Payment	12 Months Ended
Jun. 30, 2026
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT
25.	SHARE-BASED PAYMENT

Total costs arising from share-based payment transactions recognised as an expense during the year were as follows:

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Issue of RSUs to Directors and management (i)	61,332,980	27,044,194	608,156
Issue of RSUs to consultant (ii)	290,223
Issue of RSU’s to suppliers – Chris Gale	-	80,700	-
Issue of shares to suppliers – Bellatrix Corporate Pty Ltd	-	807,000	-
Issue of shares to director – Tony Sage	-	1,200,000	-
Issue of shares to suppliers – Alberta Inc (iii)	4,371,000	955,000	-
Issue of shares to suppliers - Skylong Asset Limited	-	480,000	-
	65,994,203	30,566,894	608,156

(i)	RSUs to Directors and Management

On 1 November 2025, the Company issued 6,230,000 restricted stock units (RSU’s) and 7,470,000 premium vested options (PVO’s) of which 5,110,000 RSU’s and 6,030,000 PVO’s were issued to directors and KMP of the Company.

The RSU’s vest equally over a three year term and have been valued based on the trading price on the date of issue with the overall cost spread over the vesting period. An amount of $36,520,540 has been booked in the accounts at 30 June 2026.

	Number of RSU’s	Grant date	Fair value at grant date $ per right	Vesting Date
Executives	1,831,667	1 November 2025	$12.94	1 November 2026
Executives	1,831,667	1 November 2025	$12.94	1 November 2027
Executives	1,831,667	1 November 2025	$12.94	1 November 2028
Advisors	315,000	1 November 2025	$12.94	1 November 2026
Non-Executive Directors	420,000	1 November 2025	$12.94	1 November 2026

The PVOs have an exercise price of US$12.88 per option, expire on 30 October 2035 and vest in three equal tranches subject to the achievement of specified market-based share price hurdles during the applicable performance periods.

The share price hurdle for each tranche is measured by reference to the volume-weighted average price (VWAP) of the Company’s common shares over any period of 20 consecutive trading days occurring wholly within the applicable performance period. The applicable hurdles are US$16.25, US$20.31 and US$25.39 for Tranches 1, 2 and 3, respectively.

The grant-date fair value of the PVOs was determined using a Monte Carlo Simulation (MCS) model, which takes into account the terms and conditions upon which the PVOs were granted, including the market-based vesting conditions. The resulting share-based payment expense is recognised over the applicable vesting period. An expense of $25,392,886 was recognised for the year ended 30 June 2026.

	Number of PVO’s	Grant date	Fair value at grant date $ per right	Share price hurdle		Vesting Date
Executives, Advisors and Non-Executive Directors	2,490,000	1 November 2025	$8.12	US$	16.25	31 October 2026
Executives, Advisors and Non-Executive Directors	2,490,000	1 November 2025	$8.57	US$	20.31	31 October 2027
Executives, Advisors and Non-Executive Directors	2,490,000	1 November 2025	$8.80	US$	25.39	31 October 2028

The following key assumptions were used in the Monte Carlo Simulation model in determining the grant-date fair value of the PVOs:

Tranche		1		2		3
Vesting date		31 October 2026		31 October 2027		31 October 2028
Share price at grant date	US$	12.88	US$	12.88	US$	12.88
Exercise price	US$	12.88	US$	12.88	US$	12.88
Expected volatility		118.6%		102%		97.5%
Risk-free interest rate		3.72%		3.72%		3.72%
Expected life		5 years		5 years		5 year
Expected dividend yield		Nil		Nil		Nil

Expected volatility was determined based on the Company’s historical share price volatility, the historical volatility of comparable publicly traded companies, and the implied volatility derived from the Company’s listed warrants. The risk-free rate was determined to be the yield-to-maturity of a US government bond on the Valuation Date and with a term of equal duration to each tranche. The expected life reflects the midpoint between the vesting period and contractual life and the expected dividend yield was based on the Company’s expected dividend policy and historical dividend yield.

	Number of PVOs	Weighted average exercise price
Outstanding at 1 July 2025	Nil
Granted during the year	7,470,000	US$	12.88
Exercised during the year	Nil
Forfeited/lapsed during the year	Nil
Outstanding at 30 June 2026	7,470,000	US$	12.88
Exercisable at 30 June 2026	-

(ii)	RSUs to Consultant

On 16 April 2026, the Company issued 150,000 RSU’s and 180,000 PVO’s to Geosan Consulting. Geosan Consulting is formally engaged by European Lithium Ltd and as such the total cost during the period of $290,223 was processed via the intercompany loan account (note 19).

The RSU’s vest equally over a three year term and have been valued based on the trading price on the date of issue with the overall cost spread over the vesting period. An amount of $169,700 has been booked in the accounts at 30 June 2026.

	Number of RSU’s	Grant date	Fair value at grant date $ per right	Vesting Date
Consultant	50,000	16 April 2026	$9.27	30 April 2027
Consultant	50,000	16 April 2026	$9.27	30 April 2028
Consultant	50,000	16 April 2026	$9.27	30 April 2029

The PVO’s have an exercise price of $12.88, vest equally over a three year term, expire on 30 October 2035 and have been valued using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the PVO’s were granted with the overall cost spread over the vesting period. An amount of $120,523 has been booked in the accounts at 30 June 2026.

	Number of PVO’s	Grant date	Fair value at grant date $ per right	Vesting Date
Consultant	60,000	16 April 2026	$2.67	31 October 2026
Consultant	60,000	16 April 2026	$4.42	31 October 2027
Consultant	60,000	16 April 2026	$5.06	31 October 2028

The following key assumptions were used in the Monte Carlo Simulation model in determining the grant-date fair value of the PVOs:

Tranche	1	2	3
Vesting date	31 October 2026	31 October 2027	31 October 2028
Share price at grant date	US$9.27	US$9.27	US$9.27
Exercise price	US$12.88	US$12.88	US$12.88
Expected volatility	90%	90%	90%
Risk-free interest rate	3.885%	3.885%	3.885%
Expected life	4.54 years	4.54 years	4.54 year
Expected dividend yield	Nil	Nil	Nil

Expected volatility was determined based on the Company’s historical share price volatility, the historical volatility of comparable publicly traded companies, and the implied volatility derived from the Company’s listed warrants. The risk-free rate was determined to be the yield-to-maturity of a US government bond on the Valuation Date and with a term of equal duration to each tranche. The expected life reflects the midpoint between the vesting period and contractual life and the expected dividend yield was based on the Company’s expected dividend policy and historical dividend yield.

(iii)	Shares to Suppliers

On 22 October 2025, the Company issued 100,000 shares to Mathew August for the provision of marketing related services to the Company. The shares vested on 30 June 2026. The shares have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $1,179,000 has been booked in the accounts at 30 June 2026.

On 2 February 2026, the Company issued 400,000 shares to Mathew August for the provision of marketing related services to the Company. The shares have been valued based on the trading price on the date of issue with the overall cost recognised immediately. An amount of $3,192,000 has been booked in the accounts at 30 June 2026.

	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Alberta Inc	100,000	8 October 2025	$11.79	30 June 2026
Alberta Inc	400,000	3 October 2025	$7.98	2 February 2026